Risk management and concentrations of risk (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
As of December 31, 2016, the following interest rate swap agreements were outstanding:

			Fair
			value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$174,209	(5,937)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	$134,063	(1,108)	Sept 2019	1.9%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

Schedule of Derivative Instruments [Table Text Block]
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments
As of December 31, 2016
Interest rate swaps	$(3,534)	$(3,511)
As of December 31, 2015
Interest rate swaps	$(4,912)	$(5,855)

Derivative Instruments, Gain (Loss) [Table Text Block]
The following effects of cash flow hedges relating to interest rate swaps are included in gain (loss) on derivative instruments in the consolidated and combined carve-out statements of income for the years ended December 31, 2016, 2015 and 2014.

	Year ended December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Interest rate swaps:
Ineffective portion of cash flow hedge	$90	(84)	$(145)
Amortization of amount excluded from hedge effectiveness	2,604	1,888	(11)
Reclassification from accumulated other comprehensive income	(855)	(855)	(5)
Unrealized gains (losses)	1,839	949	(161)
Realized gains (losses)	—	—	—
Total gains (losses) on derivative instruments	$1,839	949	$(161)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income included in the consolidated and combined carve-out statements of other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated and combined carve-out statements of changes in partners’ capital/ owner’s equity is as follows for the years ended and as of December 31, 2016, 2015 and 2014.

	Cash Flow Hedge
	Before tax	Tax
	gains	benefit		Accumulated
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2013	$—	—	—	$—
Effective portion of unrealized loss on cash flow hedge	(10,164)	1,984	(8,180)	(8,180)
Reclassification of amortization of cash flow hedge to earnings	5	—	5	5
Other comprehensive income for period	(10,159)	1,984	(8,175)	(8,175)
Balance as of December 31, 2014	$(10,159)	1,984	(8,175)	$(8,175)
Effective portion of unrealized loss on cash flow hedge	474	—	474	474
Reclassification of amortization of cash flow hedge to earnings	855	(395)	460	460
Other comprehensive income for period	1,329	(395)	934	934
Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)
Effective portion of unrealized loss on cash flow hedge	1,028	—	1,028	1,028
Reclassification of amortization of cash flow hedge to earnings	855	(378)	477	477
Other comprehensive income for period	1,883	(378)	1,505	1,505
Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)